Annual Total Returns (Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares Retail) (Vanguard FTSE All-World ex-US Small-Cap Index Fund, Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares)
12 Months Ended
Oct. 31, 2014
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Annual Total Return
2014	(4.81%)
2013	17.44%
2012	18.89%
2011	(19.09%)
2010	24.97%